Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption, as presented in the accompanying balance sheets, are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2024	$—
Gross proceeds	276,000,000
Less:
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(5,294,763)
Plus:
Accretion of carrying value to redemption value	15,319,026
Class A ordinary shares subject to possible redemption, December 31, 2025	$286,024,263

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares	Class A – Public shares	Class A – Private placement shares	Class B – Ordinary shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$2,442,635	$51,331	$1,110,596	$—	$—	$(61,126)
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	14,215,890	298,740	6,463,562	—	—	6,000,000
Basic and diluted net income (loss) per ordinary share	$0.17	$0.17	$0.17	$—	$—	$(0.01)